Prepayment and Other Current Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Prepayment and Other Current Assets, Net [Abstract]
Allowance for credit loss
Prepayment of platform software development	$ 98,664,545